Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes Payable [Abstract]
Notes Payable

Note 4 – Notes Payable

On January 15, 2016, the Company entered a Payment Rights Purchase and Sale Agreement with EBF Partners LLC (“EBF”). EBF purchased $30,800 of the merchant sales for $22,000. In exchange for the purchased amount, the Company agreed to enter into an ACH debit authorization allowing EBF to deduct daily payment amounts of $308 until EBF has received the purchase amount of $30,800. The loan is under personal guarantee by our Co-Founder, President and Chief Executive Officer, Jennifer Dyer. The Company has recorded debt discount of $8,800, and loan issuance cost of $660 for the loan origination fees paid at inception date. The total debt discount and loan issuance cost of $9,460 was amortized over the term of the loan. Amortization for the debt discount and loan issuance cost for the year ended December 31, 2016 was $8,800 and $600, respectively. As of June 30, 2017, $1,608 of this loan remains outstanding.

On January 29, 2016, the Company entered a Loan Agreement with Eidan Gamaty (“EG”). EG loaned the Company $13,000. The loan is under personal guarantee by our Co-Founder, President and CEO, Jennifer Dyer. The Company has recorded debt discount of $3,000, and loan issuance cost of $1,000 for the loan origination fees paid at inception date. The total debt discount and loan issuance cost of $4,000 was amortized over the term of the loan. Amortization for the debt discount and loan issuance cost for the year ended December 31, 2016 was $3,000 and $1,000, respectively. As of June 30, 2017, $6,000 of this loan remains outstanding.

On February 11, 2016, the Company entered a Payment Rights Purchase and Sale Agreement with Good Loans, LLC (“Good Loans”). Good Loans purchased $14,200 of the merchant sales for $9,000. In exchange for the purchased amount, the Company agreed to enter into an ACH debit authorization allowing Good Loans to deduct daily payment amounts of $250 until Good Loans has received the purchase amount of $14,200. The loan is under personal guarantee by our Co-Founder and CEO, Jennifer Dyer and our Co-founder and Chief Operating Officer, Kiaran Sim. The Company has recorded debt discount of $4,200, and loan issuance cost of $300 for the loan origination fees paid at inception date. The total debt discount and loan issuance cost of $4,500 was amortized over the term of the loan. Amortization for the debt discount and loan issuance cost for the year ended December 31, 2016 was $4,200 and $300, respectively. As of June 30, 2017, $2,848 of this loan remains outstanding.

On February 18, 2016, the Company entered a Loan Agreement with Yellowstone Capital West, LLC (“Yellowstone”). Yellowstone loaned $11,920 and the company received a cash payment in the amount of $6,805. The Company agreed to enter into an ACH debit authorization allowing Yellowstone to deduct daily payment amounts of $146 until Yellowstone has received the purchase amount of $11,920. The loan is under personal guarantee by our Co-Founder, President, and CEO, Jennifer Dyer. The Company has recorded debt discount of $3,920, and loan issuance cost of $1,195 for the loan origination fees paid at inception date. The total debt discount and loan issuance cost of $5,115 was amortized over the term of the loan. Amortization for the debt discount and loan issuance cost for the year ended December 31, 2016 was $3,920 and $1,195, respectively. As of June 30, 2017, $2,148 of this loan remains outstanding.

Note 4 – Short-Term Notes Payable

Short-term notes payable as of December 31, 2016 and 2015, consisted of the following:

Description	2016	2015
On January 15, 2016, the Company entered a Payment Rights Purchase and Sale Agreement with EBF Partners LLC (“EBF”). EBF purchased $30,800 of the merchant sales for $22,000. In exchange for the purchased amount, the Company agreed to enter into an ACH debit authorization allowing EBF to deduct daily payment amounts of $308 until EBF has received the purchase amount of $30,800. The loan is under personal guarantee by its Co-Founder and CEO, Jennifer Dyer. The Company has recorded debt discount of $8,800, and loan issuance cost of $660 for the loan origination fees paid at inception date. The total debt discount and loan issuance cost of $9,460 was amortized over the term of the loan. Amortization for the debt discount and loan issuance cost for the year ended December 31, 2016 was $8,800 and $600, respectively. As of December 31, 2016 $2,152 of this loan remains outstanding.	$2,152	$-

On January 29, 2016, the Company entered a Loan Agreement with Eidan Gamaty (“EG”). EG loaned the Company $13,000. The loan is under personal guarantee by our Founder, President and CEO, Jennifer Dyer. The Company has recorded debt discount of $3,000, and loan issuance cost of $1,000 for the loan origination fees paid at inception date. The total debt discount and loan issuance cost of $4,000 was amortized over the term of the loan. Amortization for the debt discount and loan issuance cost for the year ended December 31, 2016 was $3,000 and $1,000, respectively. As of December 31, 2016 $8,000 of this loan remains outstanding.	8,000	-

On February 11, 2016, the Company entered a Payment Rights Purchase and Sale Agreement with Good Loans, LLC (“Good Loans”). Good Loans purchased $14,200 of the merchant sales for $9,000. In exchange for the purchased amount, the Company agreed to enter into a ACH debit authorization allowing Good Loans to deduct daily payment amounts of $250 until Good Loans has received the purchase amount of $14,200. The loan is under personal guarantee by its Co-Founder and CEO, Jennifer Dyer and its Co-founder and Chief Operating Officer, Kiaran Sim. The Company has recorded debt discount of $4,200, and loan issuance cost of $300 for the loan origination fees paid at inception date. The total debt discount and loan issuance cost of $4,500 was amortized over the term of the loan. Amortization for the debt discount and loan issuance cost for the year ended December 31, 2016 was $4,200 and $300, respectively. As of December 31, 2016 $2,848 of this loan remains outstanding.	2,848	-

On February 18, 2016, the Company entered a Loan Agreement with Yellowstone Capital West, LLC (“Yellowstone”). Yellowstone loaned $11,920 and the Company received a cash payment in the amount of $6,805. The Company agreed to enter into an ACH debit authorization allowing Yellowstone to deduct daily payment amounts of $146 until Yellowstone has received the purchase amount of $11,920. The loan is under personal guarantee by its Co-Founder and CEO, Jennifer Dyer. The Company has recorded debt discount of $3,920, and loan issuance cost of $1,195 for the loan origination fees paid at inception date. The total debt discount and loan issuance cost of $5,115 was amortized over the term of the loan. Amortization for the debt discount and loan issuance cost for the year ended December 31, 2016 was $3,920 and $1,195, respectively. As of December 31, 2016 $2,148 of this loan remains outstanding.	2,148	-

Total	$15,148	$-